Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
EQUITY
NOTE 5:-	EQUITY

a.	On May 15, 2020 540,639 NASDAQ listed warrants expired.

b.	During the six months ended June 30, 2020, there were 676,118 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 that were exercised into 27,044,720 Ordinary shares for a total consideration of NIS 14,790 (approximately $ 4,267) and 611,565 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 were exercised on a cashless basis into 24,462,600 Ordinary shares.